Label	Element	Value
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.90%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $344.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $650.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $459.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)
Pacer Swan SOS Flex (October) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.50%
Pacer Swan SOS Flex (October) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.60%)
Pacer Swan SOS Flex (October) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%